Commitments and Contingencies (Details) - Cantor Equity Partners, Inc. [Member] - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2024	Aug. 12, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Payment for underwriting discount	$ 100,000						$ 100,000
Cash payments for their services			$ 32,000	$ 13,000	$ 82,000	$ 13,000
Accrued compensation payable			$ 32,000		$ 32,000		$ 23,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Conversion amount	$ 1,750,000	$ 1,750,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriter overallotment option days	45 days						45 days
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Share purchase (in Shares)	1,500,000						1,500,000
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Payment for underwriting discount	$ 2,000,000						$ 2,000,000